Goodwill and Intangible Assets (Details) - Schedule of finite-lived intangible assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 658,382	$ 649,789	$ 8,793
Accumulated Amortization	31,159	11,318	100
Net	627,223	638,471	8,693
Biogas rights agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	612,461	603,868	8,293
Accumulated Amortization	22,814	8,237
Net	589,647	595,631	$ 8,293
Electricity off-take agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,511	26,511
Accumulated Amortization	2,344	749
Net	24,167	25,762
O&M contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,620	8,620
Accumulated Amortization	460	173
Net	8,160	8,447
RNG purchase contract [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,290	10,290
Accumulated Amortization	5,291	1,959
Net	4,999	8,331
Trade names and customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	500	500
Accumulated Amortization	250	200
Net	$ 250	$ 300